Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Major Classes of Premises and Equipment and the Total Accumulated Depreciation

The major classes of premises and equipment and the total accumulated depreciation at December 31, 2013 and 2012 are listed below:

	2013	2012
	(dollars in thousands)

Land	$3,454	$4,101
Building and improvements	11,096	11,129
Furniture and equipment	7,937	7,583

Total fixed assets	22,487	22,813
Less accumulated depreciation	8,706	7,861

Net fixed assets	$13,781	$14,952